Offsets	Feb. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BAO Holding Ltd.
Form or Filing Type	F-1
File Number	333-289723
Initial Filing Date	Aug. 20, 2025
Fee Offset Claimed	$ 1,320.49
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A ordinary shares, par value $0.0001 each
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 8,625,000
Offset Note	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-289723) was initially filed on August 20, 2025 and was declared effective on December 2, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on December 31, 2025.
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-289723) was initially filed on August 20, 2025 and was declared effective on December 2, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on December 31, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BAO Holding Ltd.
Form or Filing Type	F-1
File Number	333-289723
Filing Date	Aug. 20, 2025
Fee Paid with Fee Offset Source	$ 1,320.49
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-289723) was initially filed on August 20, 2025 and was declared effective on December 2, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on December 31, 2025.